Events After the Balance Sheet Date	6 Months Ended
Jun. 30, 2018
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Events After the Balance Sheet Date

28. EVENTS AFTER THE BALANCE SHEET DATE

In July 2018, as part of our ring-fencing plans, the Santander UK group transferred £22.9bn of assets and £20.7bn of liabilities to the Banco Santander group. These comprised the prohibited business of Abbey National Treasury Services plc, save for a small pool of residual assets. For more details, see Note 27.